Share-based payments - Summary of Indirect Measurement of Fair Value of Goods or Services Received, Other Equity Instruments Granted During Period (Detail)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 yr £ / shares	Dec. 31, 2022 yr £ / shares	Dec. 31, 2021 yr £ / shares	Jun. 30, 2020 yr £ / shares
LTIP | 1 Dec 2021 | Tranche One [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)			£ 16.99
Expected volatility			34.00%
Contractual life (years) | yr			3.5
Expected dividend yield			0.00%
Risk-free interest rate			0.52%
LTIP | 1 Dec 2021 | Tranche Two [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)			£ 16.99
Expected volatility			33.00%
Contractual life (years) | yr			2
Expected dividend yield			0.00%
Risk-free interest rate			0.43%
LTIP | 7 Dec 2020 | Tranche One [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)	£ 13.97
Expected volatility	36.00%
Contractual life (years) | yr	3
Expected dividend yield	0.00%
Risk-free interest rate	(0.07%)
LTIP | 7 Dec 2020 | Tranche Two [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)	£ 13.97
Expected volatility	36.00%
Contractual life (years) | yr	2
Expected dividend yield	0.00%
Risk-free interest rate	(0.07%)
LTIP | 14 Nov 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)				£ 12.45
Expected volatility				30.00%
Contractual life (years) | yr				3
Expected dividend yield				0.82%
Risk-free interest rate				0.47%
LTIP | 9 March 2020 | Tranche One [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)				£ 11.57
Expected volatility				37.00%
Contractual life (years) | yr				1
Expected dividend yield				0.88%
Risk-free interest rate				0.17%
LTIP | 9 March 2020 | Tranche Two [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)				£ 11.57
Expected volatility				35.00%
Contractual life (years) | yr				2
Expected dividend yield				0.88%
Risk-free interest rate				0.11%
LTIP | 9 March 2020 | Tranche Three [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)				£ 11.57
Expected volatility				31.00%
Contractual life (years) | yr				3
Expected dividend yield				0.88%
Risk-free interest rate				0.09%
LTIP | 14 September 2022
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)		£ 13.83
Expected volatility		33.00%
Contractual life (years)		Less than 1 year
Expected dividend yield		0.00%
Risk-free interest rate		2.66%
LTIP | 18 May 2022 | Tranche One [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)		£ 11.04
Expected volatility		31.00%
Contractual life (years) | yr		1
Expected dividend yield		0.00%
Risk-free interest rate		1.38%
LTIP | 18 May 2022 | Tranche Two [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)		£ 11.04
Expected volatility		32.00%
Contractual life (years) | yr		2
Expected dividend yield		0.00%
Risk-free interest rate		1.47%
DSA | 26 October 2021
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)			£ 13.37
Expected volatility			33.00%
Contractual life (years) | yr			3
Expected dividend yield			0.71%
Risk-free interest rate			(0.06%)
DSA | 26 October 2020
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)	£ 14.35
Expected volatility	35.00%
Contractual life (years) | yr	3
Expected dividend yield	0.71%
Risk-free interest rate	(0.06%)
DSA | 25 October 2019
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)				£ 11.52
Expected volatility				30.00%
Contractual life (years) | yr				3
Expected dividend yield				0.88%
Risk-free interest rate				0.44%
DSA | 25 March 2022
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)		£ 13.58
Expected volatility		35.00%
Contractual life (years) | yr		2
Expected dividend yield		0.00%
Risk-free interest rate		1.43%
PGIP | 14 July 2021
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)			£ 13.41
Expected volatility			34.00%
Contractual life (years) | yr			4
Expected dividend yield			0.00%
Risk-free interest rate			0.24%
PGIP | 14 September 2021
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)			£ 15.08
Expected volatility			35.00%
Contractual life (years) | yr			4
Expected dividend yield			0.00%
Risk-free interest rate			0.27%
PGIP | 14 September 2022
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)		£ 13.83
Expected volatility		34.00%
Contractual life (years) | yr		3
Expected dividend yield		0.00%
Risk-free interest rate		3.00%
Ab Share Awards [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)	£ 13.97		£ 13.45	£ 12.446
Expected volatility	39.00%		32.00%	34.00%
Contractual life (years) | yr	1		0.5	2
Expected dividend yield	0.00%		0.00%	0.82%
Risk-free interest rate	(0.06%)		0.00%	0.52%
Abcam Growth Plan [Member] | 01 July 2022 | Tranche One [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)		£ 12.02
Expected volatility		32.00%
Contractual life (years) | yr		1
Expected dividend yield		0.00%
Risk-free interest rate		1.60%
Abcam Growth Plan [Member] | 01 July 2022 | Tranche Two [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)		£ 12.02
Expected volatility		34.00%
Contractual life (years) | yr		3
Expected dividend yield		0.00%
Risk-free interest rate		1.70%
Abcam Growth Plan [Member] | 29 March 2022 | Tranche Three [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)		£ 14.06
Expected volatility		28.00%
Contractual life (years) | yr		1
Expected dividend yield		0.00%
Risk-free interest rate		1.20%
Abcam Growth Plan [Member] | 29 March 2022 | Tranche Four [Member]
Disclosure Of Indirect Measurement Of Fair Value Of Goods Or Services Received Other Equity Instruments Granted During Period [Line Items]
Share price at grant (pence)		£ 14.06
Expected volatility		35.00%
Contractual life (years) | yr		3
Expected dividend yield		0.00%
Risk-free interest rate		1.40%